Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Beginning balance	$ 5,367	$ 4,902	$ 4,225
Additions based on tax positions related to the current year	1,911	1,027	960
Reductions due to lapse of applicable statute of limitations	(773)	(562)	(283)
Ending balance	$ 6,505	$ 5,367	$ 4,902